FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679

DATE OF FISCAL YEAR END:                               DECEMBER 31, 2009
DATE OF REPORTING PERIOD:                              DECEMBER 31, 2009


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

      ===================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



      ===================================================================



                               INVESTMENT ADVISER
                    F.L. Putnam InvestmentManagement Company
                               20 William Street
                         Wellesley, Massachusetts 02481




                                  ANNUAL REPORT
                                DECEMBER 31, 2009


      ===================================================================

                        PRINCIPLED EQUITY MARKET FUND

     The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management believes will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE       WILSHIRE 5000 VALUE
DECEMBER 31, 1999       $10,000.00       $10,000.00         $10,000.00
DECEMBER 31, 2000       $ 9,624.50       $ 9,313.02         $ 9,128.79
DECEMBER 31, 2001       $ 8,133.70       $ 8,206.07         $ 8,127.37
DECEMBER 31, 2002       $ 6,588.59       $ 6,392.50         $ 6,432.13
DECEMBER 31, 2003       $ 8,334.07       $ 8,226.14         $ 8,467.07
DECEMBER 31, 2004       $ 9,189.65       $ 9,121.32         $ 9,523.30
DECEMBER 31, 2005       $ 9,540.92       $ 9,569.29         $10,139.15
DECEMBER 31, 2006       $10,770.39       $11,080.76         $11,748.61
DECEMBER 31, 2007       $11,001.79       $11,689.51         $12,422.26
DECEMBER 31, 2008       $ 6,963.55       $ 7,364.67         $ 7,784.24
DECEMBER 31, 2009       $ 8,836.49       $ 9,313.68         $10,074.01


Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

           1 Year     3 Year     5 Year    10 Year    From Inception
         ------------------------------------------------------------------

           26.90%    (6.38)%    (0.78)%    (1.23)%     4.62%
         ------------------------------------------------------------------

         The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009


Assets:
Investments at quoted market value (cost $23,435,655;
 see Schedule of Investments, Notes 1, 2, 6 & 10)..............   $ 28,355,022
Cash  .........................................................         32,081
Dividends and interest receivable..............................         30,126
                                                                  ------------
     Total assets..............................................     28,417,229
                                                                  ------------
Liabilities:
Accrued expenses and other liabilities (Notes 3 & 4)...........         53,844
                                                                  ------------
     Total liabilities.........................................         53,844
                                                                  ------------
Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 2,109,434 shares outstanding) (Note 1)......     24,234,764
Accumulated undistributed net investment income (Note 1).......         13,770
Accumulated realized loss from security transactions (Note 1)..       (804,516)
Net unrealized appreciation in value of investments (Note 2)...      4,919,367
                                                                  ------------
     Net assets (equivalent to $13.45 per share, based on
      2,109,434 capital shares outstanding)....................   $ 28,363,385
                                                                  ============






The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2009


Investment income:
 Dividends.....................................................    $   541,598
 Other income..................................................          7,059
                                                                   ------------
     Total income..............................................        548,657
                                                                   ------------
Expenses:
 Management fees, net (Note 3).................................         61,787
 Administration fees (Note 4)..................................         28,000
 Insurance expense.............................................         25,483
 Legal fees....................................................         12,085
 Trustees' fees and expenses...................................         26,000
 Transfer fees (Note 4)........................................         25,000
 Audit and accounting fees.....................................         21,600
 Custodian fees................................................          7,400
 Other expenses................................................         16,808
                                                                   ------------
     Total expenses............................................        224,163
                                                                   ------------
Net investment income..........................................        324,494
                                                                   ------------
Realized and unrealized gain on investments:
  Realized gain on investments-net.............................        598,574
  Increase in net unrealized appreciation in investments.......      5,297,296
                                                                   ------------
     Net gain on investments...................................      5,895,870
                                                                   ------------
Net increase in net assets resulting from operations...........    $ 6,220,364
                                                                   ============






The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year Ended      Year Ended
                                                   December 31,    December 31,
                                                       2009            2008
                                                   --------------- ------------
From operations:
 Net investment income...........................  $     324,494  $    492,112
 Realized gain (loss) on investments, net........        598,574    (1,106,524)
 Net unrealized appreciation (depreciation)
  in investments.................................      5,297,296   (13,314,936)
                                                   -------------- -------------
     Net increase (decrease) in net assets
      resulting from operations..................      6,220,364   (13,929,348)
                                                   -------------- -------------
Distributions to shareholders:
 From net investment income
 ($0.15 and $0.23 per share in 2009 and 2008)....       (325,535)     (497,776)
 From net realized gain on investments...........         --               --
                                                   -------------- -------------
     Total distributions to shareholders.........       (325,535)     (497,776)
                                                   -------------- -------------

From capital share transactions:
                              Number of Shares
                              2009        2008
                            ---------- ----------
 Proceeds from sale of
  shares..................       --          --             --              --
 Shares issued to share-
  holders in distributions
  reinvested..............     9,206     23,167          125,203       239,087
 Cost of shares redeemed..  (110,964)    (2,246)       (1,351,272)     (26,062)
                            ---------- ----------- --------------  ------------
 (Decrease) increase in net
  assets resulting
  from capital
  share transactions......  (101,758)    20,921       (1,226,069)      213,025
                            ========== =========== --------------  ------------

Net increase (decrease) in net assets............      4,668,760   (14,214,099)
Net assets:
  Beginning of period............................     23,694,625    37,908,724
                                                   --------------  ------------
  End of period (including undistributed net
   investment income of $13,770 and $14,811,
   respectively).................................  $  28,363,385   $ 23,694,625
                                                   ==============  ============






The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
        (for a share of capital stock outstanding throughout each period)





                             Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                             December    December    December    December    December
                             31, 2009    31, 2008    31, 2007    31, 2006    31, 2005

Investment income ...........  $ 0.26      $ 0.34      $ 0.37      $ 0.30       $ 0.27
Expenses, net................    0.11        0.11        0.13        0.13         0.12
                             ---------------------------------------------------------
Net investment income .......    0.15        0.23        0.24        0.17         0.15
Net realized and unrealized
gain loss) on investments....    2.73       (6.59)       0.15        1.87         0.41
Gain from disposal of
  investments
  in violation of SRI
  investment
  guidelines-net.............      --          --          --          --         0.03

                             ---------------------------------------------------------
Total from investment
operations...................    2.88       (6.36)       0.39        2.04         0.59
Distributions to
shareholders:
  From net investment income.    0.15        0.23        0.23        0.17         0.15
  From net realized gain
   on investments............    0.00          --        0.56          --           --
                             ---------------------------------------------------------
Net increase (decrease) in
 netasset value..............   2.73       (6.59)      (0.40)       1.87         0.44
Net asset value:
  Beginning of period........   10.72       17.31       17.71       15.84        15.40
                             ---------------------------------------------------------
  End of period..............  $13.45      $10.72      $17.31      $17.71       $15.84
                             =========================================================

Total Return (A).............   26.90%     (36.71)%      2.15%      12.89%        3.82%
Ratio of expenses
   to average net assets.....    0.91%       0.79%       0.70%       0.76%        0.79%
Ratio of net investment
   income to average net
   assets....................    1.31%       1.53%       1.27%       1.05%        0.97%
Portfolio turnover...........    0.16        0.06        0.14        0.05         0.04
Average commission rate paid.    0.0143      0.0148      0.0151      0.0197       0.0295
Number of shares outstanding
 at end of period............  2,109,434   2,211,192   2,190,271   2,149,791   2,165,793
  of period..................





(A) In 2005, 0.19% of the Trust's total return consists of a gain on an investment not meeting the Trust's SRI investment guidelines. Excluding those items, total return would have been 3.63%.





The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
COMMON STOCK - 99.97%
             Advertising Industry -- 0.33%
    2,400    Omnicom Group....................................   $    93,960
                                                                 -----------

             Aerospace/Defense Industry -- 0.18%
    1,100    Rockwell Automation Incorporated.................        51,678
                                                                 -----------

             Air Delivery & Freight Services Industry --
             1.34%
    6,600    United Parcel Service Incorporated...............       378,642
                                                                 -----------

             Air Transport Industry -- 0.58%
    1,400    Fedex Corporation................................       116,830
    4,050    Southwest Airlines Company.......................        46,292
                                                                 -----------
                                                                     163,122
                                                                 -----------

             Auto & Truck Industry -- 0.73%
      900    Cummins Incorporated.............................        41,274
   10,100    Ford Motor Company*..............................       101,000
    1,800    Paccar Incorporated..............................        65,286
                                                                 -----------
                                                                     207,560
                                                                 -----------

             Auto Parts (OEM) Industry -- 0.28%
      700    Arvinmeritor*....................................         7,826
    2,200    Johnson Controls Incorporated....................        59,928
      600    Superior Industries International................         9,180
    1,300    Synovus Financial Corporation....................         2,665
                                                                 -----------
                                                                      79,599
                                                                 -----------

* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Auto Parts (Replacement) Industry -- 1.01%
    7,550    Genuine Parts Company............................       286,598
                                                                 -----------


             Bank Industry -- 7.02%
    3,900    BB&T Corporation.................................        98,943
   27,975    Bank of America Corporation......................       421,304
    5,530    Bank of New York Mellon Corporation..............       154,674
      900    Capital One Financial............................        34,506
   52,000    Citigroup Incorporated*..........................       172,120
   11,200    J.P. Morgan Chase & Company......................       466,704
      600    Keycorp..........................................         3,330
    1,100    M & T Bank Corporation...........................        73,579
    1,229    PNC Financial Services Group.....................        64,879
    1,500    State Street Corporation.........................        65,310
    1,500    Suntrust Banks...................................        30,435
   14,995    Wells Fargo and Company..........................       404,715
                                                                 -----------
                                                                   1,990,499
                                                                 -----------

             Bank (Midwest) Industry -- 1.02%
    1,100    Comerica Incorporated............................        32,527
    2,700    Fifth Third Bankcorp.............................        26,325
    1,100    Northern Trust...................................        57,640
    7,728    US Bankcorp......................................       173,957
                                                                 -----------
                                                                     290,449
                                                                 -----------

             Bank (Southeast) Industry -- 0.10%
      600    Fiserv Incorporated*.............................        29,088
                                                                 -----------



* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Beverage (Soft Drink) Industry -- 2.99%
    7,000    Coca Cola Company................................       399,000
    2,000    Coca Cola Enterprises Incorporated...............        42,400
    6,700    Pepsico Incorporated.............................       407,360
                                                                 -----------
                                                                     848,760
                                                                 -----------

             Biotechnology Research & Development Industry --
             0.49%
    2,600    Biogen Idec Incorporated*........................       139,100
                                                                 -----------


             Business Services Industry -- 1.01%
    1,300    Convergys Corporation............................        13,975
    2,600    Fidelity National Information Services...........        60,944
      300    MasterCard Corporation...........................        76,794
      629    Total System Services Incorporated...............        10,863
    1,400    Visa Incorporated Class A........................       122,444
                                                                 -----------
                                                                     285,020
                                                                 -----------

             Cable and Television Services Industry -- 0.18%
    1,200    Time Warner Cable Class A........................        49,668
                                                                 -----------


             Chemical (Specialty) Industry -- 0.74%
    2,600    Praxair Incorporated.............................       208,806
                                                                 -----------


             Communication Services (Diversified) Industry --
             0.24%
    1,600    American Tower Corporation*......................        69,136
                                                                 -----------



* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Communication Equipment Industry -- 0.33%
    2,800    DirecTV Group Incorporated*......................        93,380
                                                                 -----------

             Communication (Other) Industry -- 0.21%
    2,200    Juniper Networks*................................        58,674
                                                                 -----------


             Computer & Peripherals Industry -- 3.09%
    2,800    Apple Incorporated*..............................       590,044
    6,900    Dell Incorporated*...............................        99,084
    7,400    EMC Corporation*.................................       129,278
    1,800    Ingram Micro Incorporated*.......................        31,410
    2,800    Sun Microsystems Incorporated*...................        26,236
                                                                 -----------
                                                                     876,052
                                                                 -----------

             Computer Networks Industry -- 0.18%
    1,500    Netapp Incorporated*.............................        51,540
                                                                 -----------


             Computer Software & Services Industry -- 4.87%
    1,600    Adobe Systems Incorporated*......................        58,848
    3,600    Automatic Data Processing Incorporated...........       154,152
    2,550    CA Incorporated..................................        57,273
      400    Citrix Systems Incorporated*.....................        16,644
    3,000    Compuware Corporation*...........................        21,690
   23,600    Microsoft Corporation............................       719,328
    2,700    Nvidia Corporation*..............................        50,436
   12,329    Oracle Corporation...............................       302,430
                                                                 -----------
                                                                   1,380,801
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Consumer & Business Services Industry -- 0.16%
    1,500    Paychex Incorporated.............................        45,960
                                                                 -----------


             Credit Services Industry -- 0.16%
    3,020    Discover Financial Services......................        44,424
                                                                 -----------


             Drug Industry - 4.07%
    2,300    Allergan Incorporated............................       144,923
    6,400    Amerisourcebergen Corporation....................       166,848
    7,700    Amgen Incorporated*..............................       435,589
    3,500    Genzyme Corporation - General Division*..........       171,535
    3,698    Medco Health Solutions Incorporated*.............       236,339
                                                                 -----------
                                                                   1,155,234
                                                                 -----------

             Drugstore Industry -- 1.33%
   10,300    Walgreen Company.................................       378,216
                                                                 -----------


             Electrical Equipment Industry -- 1.16%
    3,800    Emerson Electric Company.........................       161,880
    1,600    Grainger, WW Incorporated........................       154,928
      600    Qlogic Corp*.....................................        11,322
                                                                 -----------
                                                                     328,130
                                                                 -----------

             Electronics Industry -- 0.11%
      900    Thomas and Betts Corporation*....................        32,211
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Environmental Industry -- 0.87%
    3,100    AutoNation Incorporated*.........................        59,365
    1,000    Flowserve Corporation............................        94,530
    3,300    Republic Services Group..........................        93,423
                                                                 -----------
                                                                     247,318
                                                                 -----------

             Financial Services Industry -- 2.64%
    4,100    American Express Company.........................       166,132
    1,560    Ameriprise Financial Incorporated................        60,559
      650    Broadridge Financial Solutions...................        14,664
    1,700    Deluxe Corporation...............................        25,143
      600    Franklin Resources Incorporated..................        63,210
    1,100    H&R Block Incorporated...........................        24,882
      900    Janus Capital Group Incorporated.................        12,105
    4,340    Morgan Stanley...................................       128,464
    2,100    Prudential Financial.............................       104,496
    5,650    Schwab (Charles) Corporation.....................       106,333
      800    T Rowe Price Group Incorporated..................        42,600
                                                                 -----------
                                                                     748,588
                                                                 -----------

             Food Processing Industry -- 2.73%
    1,100    Campbell Soup Company............................        37,180
    4,400    General Mills Incorporated.......................       311,564
    1,400    HJ Heinz Company.................................        59,864
    5,600    Hershey Company..................................       200,424
    3,100    Kellogg Company..................................       164,920
                                                                 -----------
                                                                     773,952
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Food Wholesalers Industry -- 1.01%
      300    Supervalu Incorporated...........................         3,813
   10,100    Sysco Corporation................................       282,194
                                                                 -----------
                                                                     286,007
                                                                 -----------

             Furniture/Home Furnishings Industry -- 0.10%
    1,400    Leggett & Platt..................................        28,560
                                                                 -----------


             Grocery Industry -- 0.14%
    1,800    Safeway Incorporated.............................        38,322
                                                                 -----------


             Healthcare Information Systems Industry -- 0.79%
    3,600    McKesson Corporation.............................       225,000
                                                                 -----------


             Heavy Construction Industry -- 0.08%
    3,200    Global Industries Limited*.......................        22,816
                                                                 -----------


             Homebuilding Industry -- 0.05%
    1,200    D.R. Horton Incorporated.........................        13,044
                                                                 -----------


             Household Products Industry -- 2.82%
    1,982    Newell Rubbermaid Incorporated...................        29,750
   12,700    Procter & Gamble Company.........................       770,001
                                                                 -----------
                                                                     799,751
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Independent Oil & Gas Industry -- 2.54%
    2,600    Chesapeake Energy................................        67,288
    2,000    EOG Resources....................................       194,600
    2,900    Newfield Exploration Company*....................       139,867
    1,300    Noble Energy Incorporated........................        92,586
    1,423    Plains Exploration & Production Company*.........        39,360
    4,000    XTO Energy Incorporated..........................       186,120
                                                                 -----------
                                                                     719,821
                                                                 -----------

             Industrial Materials Industry -- 0.32%
    2,000    Peabody Energy Corporation.......................        90,420
                                                                 -----------

             Industrial Services Industry -- 0.29%
    3,800    Nabors Industries Limited*.......................        83,182
                                                                 -----------


             Insurance (Diversified) Industry -- 1.15%
    2,008    Lincoln National Corporation.....................        49,959
    8,000    Lowe's Companies Incorporated....................       187,120
      600    MBIA Incorporated*...............................         2,388
    1,500    MGIC Investment Corporation*.....................         8,670
    2,400    Marsh and McLennan Companies.....................        52,992
    1,300    Unum Group.......................................        25,376
                                                                 -----------
                                                                     326,505
                                                                 -----------

             Insurance (Life) Industry -- 0.64%
    2,000    AFLAC Incorporated...............................        92,500
    2,500    MetLife Incorporated.............................        88,375
                                                                 -----------
                                                                     180,875
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Insurance (Property/Casualty) Industry -- 1.85%
    2,900    Allstate Corporation.............................        87,116
    1,800    Chubb Corporation................................        88,524
      661    Cincinnati Financial.............................        17,345
    1,400    Hartford Financial Services Group................        32,564
    5,400    Progressive Corporation*.........................        97,146
      800    Renaissancere Holdings Limited...................        42,520
    3,213    Travelers Companies Incorporated.................       160,200
                                                                 -----------
                                                                     525,415
                                                                 -----------

             Internet Auction Industry - 0.28%
    3,400    EBay Incorporated*...............................        80,002
                                                                 -----------

             Internet Software & Services Industry -- 0.26%
    4,149    Symantec Corporation*............................        74,226
                                                                 -----------


             Investment Company (Domestic) Industry -- 0.66%
    5,100    NStar............................................       187,680
                                                                 -----------


             Investments (Diversified) Industry -- 0.24%
      200    CME Group Incorporated...........................        67,192
                                                                 -----------


             Machinery Industry -- 0.30%
      200    Snap On Incorporated.............................         8,452
    1,500    Stanley Works....................................        77,265
                                                                 -----------
                                                                      85,717
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Machinery (Construction & Mining) Industry --
             0.71%
    3,700    Deere and Company................................       200,133
                                                                 -----------


             Management Services Industry -- 0.88%
    2,900    Express Scripts Incorporated*....................       250,618
                                                                 -----------


             Manufacturing - Communication/Industrial
             Products Industry -- 0.02%
      587    JDS Uniphase*....................................         4,843
                                                                 -----------


             Manufacturing - Electronics (General) Industry --
             0.12%
    1,625    Molex Incorporated...............................        35,019
                                                                 -----------


             Manufacturing (General) Industry -- 1.12%
    3,400    3M Company.......................................       281,078
      500    Diebold Incorporated.............................        14,225
      900    Lexmark International*...........................        23,382
                                                                 -----------
                                                                     318,685
                                                                 -----------

             Medical (Clinical Supplies & Services) Industry
             -- 0.94%
    4,400    Quest Diagnostics Incorporated...................       265,672
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Medical Instruments & Supplies Industry -- 4.17%
   12,800    Abbott Laboratories..............................       691,072
    2,800    Cardinal Health Incorporated.....................        90,272
    1,400    Carefusion Corporation*..........................        35,014
    2,100    Hill Rom Holdings Incorporated...................        50,379
    7,200    Medtronic Incorporated...........................       316,656
                                                                 -----------
                                                                   1,183,393
                                                                 -----------

             Medical Services Industry -- 0.19%
    2,600    IMS Health.......................................        54,756
                                                                 -----------


             Metal Fabricating Industry -- 1.15%
    6,800    Illinois Tool Works Incorporated.................       326,332
                                                                 -----------


             Natural Gas (Distribution) Industry -- 0.92%
    2,200    Pioneer Natural..................................       105,974
    4,600    WGL Holdings.....................................       154,284
                                                                 -----------
                                                                     260,258
                                                                 -----------

             Natural Gas (Diversified) Industry -- 1.02%
    4,300    Southwestern Energy Company*.....................       207,260
    3,900    Williams Companies Incorporated..................        82,212
                                                                 -----------
                                                                     289,472
                                                                 -----------

             Newspaper Industry -- 0.13%
    2,500    Gannett Incorporated.............................        37,125
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Office Equipment & Supplies Industry -- 0.59%
    1,000    Office Depot Incorporated........................         6,450
    5,000    Pitney Bowes Incorporated........................       113,800
    1,950    Staples Incorporated.............................        47,950
                                                                 -----------
                                                                     168,200
                                                                 -----------

             Oil Exploration Industry -- 0.30%
    1,612    Cimarex Energy Company...........................        85,388
                                                                 -----------


             Oil and Gas Refining & Marketing Industry --
             0.45%
    2,100    Hess Corporation.................................       127,050
                                                                 -----------


             Oil & Gas Equipment & Services Industry -- 1.08%
    2,200    Cameron International Corporation*...............        91,960
    1,700    Range Resources Corporation......................        84,745
    6,300    Spectra Energy...................................       129,213
                                                                 -----------
                                                                     305,918
                                                                 -----------

             Oilfield Services/Equipment Industry - 1.55%
    2,300    Ensco International Incorporated*................        91,862
    6,200    Halliburton Company..............................       186,558
    2,390    National Oilwell Varco Incorporated*.............       105,375
    2,400    Rowan Companies Incorporated*....................        54,336
                                                                 -----------
                                                                     438,131
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Packaging & Container Industry -- 1.39%
    6,200    Aptargroup Incorporated..........................       221,588
    1,800    Bemis Company Incorporated.......................        53,370
    5,400    Sealed Air Corporation...........................       118,044
                                                                 -----------
                                                                     393,002
                                                                 -----------

             Paper & Forest Products Industry -- 0.23%
       48    Kadant Incorporated..............................           766
    1,700    Plum Creek Timber Company........................        64,192
                                                                 -----------
                                                                      64,958
                                                                 -----------

             Personal Services Industry -- 0.24%
    3,685    Western Union Company............................        69,462
                                                                 -----------


             Petroleum (Integrated) Industry -- 2.00%
    3,016    Devon Energy Corporation.........................       221,676
    4,500    Marathon Oil Company.............................       140,490
    2,400    Murphy Oil Corporation...........................       130,080
    2,900    Sunoco Incorporated..............................        75,690
                                                                 -----------
                                                                     567,936
                                                                 -----------

             Petroleum (Producing) Industry -- 1.04%
    1,400    Anadarko Petroleum Corporation...................        87,388
    2,000    Apache Corporation...............................       206,340
                                                                 -----------
                                                                     293,728
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Pharmaceutical Research and Development
             Industry -- 1.11%
    7,300    Gilead Sciences Incorporated*....................       315,871
                                                                 -----------


             Publishing Industry -- 0.24%
    2,000    Mcgraw Hill Company Incorporated.................        67,020
                                                                 -----------


             Railroad Industry -- 1.76%
    3,300    CSX Corporation..................................       160,017
    3,400    Norfolk Southern Corporation.....................       178,228
    2,500    Union Pacific Corporation........................       159,750
                                                                 -----------
                                                                     497,995
                                                                 -----------

             Real Estate Investment Trust Industry -- 0.23%
      835    Simon Property Group Incorporated................        66,633
                                                                 -----------


             Real Estate (Other) Industry -- 0.19%
    2,100    AMB Property.....................................        53,655
                                                                 -----------


             Rental & Leasing Industry -- 0.04%
    1,200    United Rentals*..................................        11,772
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Restaurant Industry -- 1.01%
      700    Darden Restaurants Incorporated..................        24,549
    4,200    McDonalds Corporation............................       262,248
                                                                 -----------
                                                                     286,797
                                                                 -----------

             Retail Building Supply Industry -- 1.26%
   12,400    Home Depot Incorporated..........................       358,732
                                                                 -----------


             Retail (Online) Industry -- 0.47%
    1,000    Amazon Incorporated*.............................       134,520
                                                                 -----------


             Retail (Special Lines) Industry -- 0.36%
    1,500    TJX Companies Incorporated.......................        54,825
    1,100    Tiffany & Company................................        47,300
                                                                 -----------
                                                                     102,125
                                                                 -----------

             Retail Store Industry -- 1.71%
    2,100    American Eagle Outfitters Incorporated...........        35,658
      800    BJ's Wholesale Club Incorporated.................        26,168
    4,300    Borders Group Incorporated*......................         5,074
    5,000    CVS/Caremark Corporation.........................       161,050
    1,700    Costco Wholesale Corporation.....................       100,589
      100    Foot Locker Incorporated.........................         1,114
    1,100    Kohls Corporation*...............................        59,323
    5,800    Macy's Group Incorporated........................        97,208
                                                                 -----------
                                                                     486,184
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.22%
    1,575    Best Buy.........................................        62,149
                                                                 -----------

             Securities Brokerage Industry -- 0.85%
    1,400    Goldman Sachs Group..............................       236,376
       87    Piper Jaffray Companies*.........................         4,403
                                                                 -----------
                                                                     240,779
                                                                 -----------

             Semiconductor Industry - 2.76%
    1,800    Altera Corporation...............................        40,734
    2,200    Analog Devices Incorporated......................        69,476
    1,800    Broadcom Corporation Class A*....................        56,646
   17,400    Intel Corporation................................       354,960
    1,800    LSI Corporation*.................................        10,818
    2,200    Micron Technology Incorporated*..................        23,232
    8,300    Motorola Incorporated*...........................        64,408
    4,800    Texas Instruments................................       125,088
    1,500    Xilinx Incorporated..............................        37,590
                                                                 -----------
                                                                     782,952
                                                                 -----------

             Semiconductor Capital Equipment Industry --
             0.45%
    5,900    Applied Materials Incorporated...................        82,246
    1,000    KLA-Tencor Corporation...........................        36,160
      400    Novellus Systems Incorporated*...................         9,336
                                                                 -----------
                                                                     127,742
                                                                 -----------

             Shipping Services Industry - 0.65%
    2,400    Seacor Holdings Incorporated.....................       183,000
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Shoe Industry -- 0.28%
    1,200    Nike Incorporated................................        79,284
                                                                 -----------


             Specialty Eateries Industry -- 0.23%
    2,800    Starbucks Corporation*...........................        64,568
                                                                 -----------


             Steel (General) Industry -- 0.50%
    2,900    Nucor Corporation................................       135,285
      400    Steel Dynamics Incorporated......................         7,088
                                                                 -----------
                                                                     142,373
                                                                 -----------

             Technology (Data Storage Devices) Industry --
             0.16%
    1,000    Western Digital*.................................        44,150
                                                                 -----------


             Technology (Information) Services Industry --
             1.75%
      800    Google Incorporated Class A*.....................       495,984
                                                                 -----------

             Technology (Technical and System Software)
             Industry -- 0.19%
    1,200    Cognizant Tech Solutions Class A*................        54,396
                                                                 -----------


             Telecommunication Equipment Industry -- 1.57%
   18,300    Cisco Systems Incorporated*......................       438,102
    1,400    Tellabs Incorporated*............................         7,952
                                                                 -----------
                                                                     446,054
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Telecommunication Services Industry -- 5.32%
   24,790    A T & T Corporation..............................       694,864
      874    Century Tel Incorporated.........................        31,647
    9,050    Comcast Corporation Class A......................       152,583
    6,900    Qualcomm Incorporated............................       319,194
    9,400    Verizon Communications...........................       311,422
                                                                 -----------
                                                                   1,509,710
                                                                 -----------

             Thrift Industry -- 0.04%
    2,900    Federal Home Loan Mortgage Association*..........         4,263
    5,500    Federal National Mortgage Association*...........         6,490
                                                                 -----------
                                                                      10,753
                                                                 -----------

             Toiletries/Cosmetics Industry -- 0.42%
    3,800    Avon Products Incorporated.......................       119,700
                                                                 -----------


             Transportation Industry -- 0.28%
    3,100    Harley-Davidson Incorporated.....................        78,120
                                                                 -----------


             Utilities (Natural Gas) Industry -- 0.61%
    5,900    Atmos Energy Corporation.........................       173,460
                                                                 -----------


             Utility (Diversified) Industry -- 0.61%
    4,800    CenterPoint Energy Incorporated..................        69,648
    4,300    UGI Corporation..................................       104,017
                                                                 -----------
                                                                     173,665
                                                                 -----------


* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
             Water Utility Industry -- 0.79%
   10,000    American Water Works Company.....................       224,100
                                                                 -----------


             Total common stocks (cost $23,435,655)...........    28,355,022
                                                                 -----------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.03%                          8,363
                                                                 -----------


Total Net Assets...............................................  $28,363,385
                                                                 ===========










* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2009


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
     The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. There were no unrecognized tax benefits recognized in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service and Massachusetts Department of Revenue.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2009

                                   (Continued)


     The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of December 31, 2009.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

2. Tax basis of investments:
   At December 31, 2009 the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $7,769,929. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $2,850,562. Net unrealized appreciation in investments at December 31, 2009 was $4,919,367. The Trust had post-October capital losses of $44,754 for the year ended December 31, 2009. In addition, the Trust has $784,615 in capital loss carryforwards with the following expiration dates:

       2013.............................................    $      201,718
       2014.............................................           582,897
                                                            --------------
                                                            $      784,615
                                                            ==============
3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.
   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the year ended December 31, 2009, the Trust incurred investment advisory fees of $24,715 from F.L. Putnam, and $37,072 from PanAgora.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At December 31, 2009, investment advisory fees of $16,669 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $6,668 was due to F.L. Putnam and $10,001 was due to PanAgora.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2009

                                   (Continued)


4. Independent Registered Public Accountant, Administration and Transfer Agent services:
   Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the year ended December 31, 2009, the Trust incurred fees of $21,600 for audit and tax preparation. At December 31, 2009, audit and accounting fees of $21,675 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services were $28,000. At December 31, 2009, administrative and fund accounting fees of $2,443 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with DST Systems, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000. At December 31, 2009, transfer fees of $3,407 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
5. Related parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. Christopher Y. Williams, the Chief Compliance Officer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and former transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2009.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2009 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................          3,985,273
                                                            ---------------
                                                            $     3,985,273
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................          5,192,324
                                                            ---------------
                                                            $     5,192,324
                                                            ===============
7. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.
8. Distribution to Shareholders:
   On December 3, 2009, a distribution of $0.15 per share was declared. The distribution was paid on December 28, 2009 to shareholders of record on December 23, 2009.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2009

                                   (Continued)


      The tax character of distributions paid during 2009 and 2008 was as follows:
                                                      2009          2008
                                                      ----          ----
  Distributions paid from:
     Ordinary income                              $    5,535       497,776
     Long-term capital gain                               --            --
                                                  -----------   ----------
                                                  $  325,535       497,776
                                                  ===========   ==========
9. Investment Restrictions:
   The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. In February 2005, the Trust's compliance officer determined that two unacceptable securities had been purchased by the Trust's sub-advisor. The Board of Trustees was notified of his findings, and the two securities were subsequently sold on March 21, 2005 for a realized gain of $75,683.
10. Fair Value Measurements:
   The various inputs that are used to determine the fair value of the Trust's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
   Level 1 - Quoted prices in active markets for identical securities.
   Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).
   The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Trust's investments:

                        Level 1        Level 2        Level 3         Total
                        -------        -------        -------         -----
   Equity              $28,355,022    $     --        $    --     $28,355,022
   securities          ===========    ========        =======     ===========

11. Subsequent Events:
   The Trust has evaluated the impact of all subsequent events on the Trust through January 19, 2010, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES


HOWARD R. BUCKLEY                                Trustee
Born: April 24, 1937
President, Chief Executive Officer and
Director, (Retired) Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                         Trustee
Born: March 31, 1941
Treasurer, Emmanuel College

LORING E. HART, P.H.D.                           Trustee
Born: September 22, 1924
President (Retired), St. Joseph's College

DAVID W.C. PUTNAM                                President, Secretary
Born: October 8, 1939                            and Trustee
President
F.L. Putnam Securities Company, Incorporated

REV. MSGR. VINCENT TATARCZUK                     Trustee
Born: April 12, 1925
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.                 Trustee
Born:February 21, 1944
Physician; Principal, Ambulatory
Surgical Centers of America, L.L.C.

CHRISTOPHER Y. WILLIAMS                          Chief Compliance Officer,Asst.
President, Cardinal Investment Servies, Inc.     Secretary and Asst. Treasurer

REV. MR. JOEL M. ZIFF                            Independent Chairman and
Born: October 10, 1932                           Trustee; Chairman of Audit
Director of Finance, Sisters of Mercy            Committee
of the Americas Mid-Atlantic Community, Inc.


The address for each officer and trustee shown above is 5072 Annunciation Circle, Suite 317, Ave Maria, FL 34142

                          PRINCIPLED EQUITY MARKET FUND



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                     LIVINGSTON & HAYNES, P.C.


Wellesley, Massachusetts
January 19, 2010

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                                       31

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                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
          260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110

                        ADMINISTRATOR AND FUND ACCOUNTANT
                   Cardinal Investment Services, Incorporated
                       5072 Annunciation Circle, Suite 317
                            Ave Maria, Florida 34142
                                 (239) 304-1679

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109

                                 TRANSFER AGENT
                                DST Systems, Inc.
                210 West 10th Street, Kansas City, Missouri 64105




This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2009, Principled Equity Market Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (239) 304-1679.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $21,600 and $20,600.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2009 and  December 31, 2008,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $5,400 and $5,150, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The audit committee has approved 100% of the services described in this
     Item 4 (b) through (d).

(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2009 and December 31, 2008, the aggregate non-audit fees billed by L&H for services rendered to F.L. Putnam Investment Management Company ("FLP"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with FLP that provides ongoing services to the Trust, totaled $5,840 and $4,050, resprectively.

     During the Trust's fiscal years ended December 31, 2009 and December 31, 2008, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $x,xxx and $x,xxx, respectively

(h) Registrant's board of trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's investment adviser.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Dr. Loring E. Hart, Morin, Reverend Vincent Tatarczuk, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora"), has 35 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                RIC: 1 account; total AUM $16,529,339
                Pooled: 8 accounts; total AUM $1,427,451,405
                Other: 20 accounts; total AUM $2,162,086,544
        (iii) 2 accounts with a performance fee; total AUM $483,207,818
        (iv)  N/A

(a)(3) Describe compensation of portfolio manager.
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) Portfolio managers investment in fund? None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2009          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JUL 1-31            0           --              --           109,773
AUG 1-31      109,773           12.20        109,773               0
SEP 1-30        0               --              --                 0
OCT 1-31        0               --              --                 0
NOV 1-30        0               --              --                 0
DEC 1-31        0               --              --                 0

TOTAL         109,773           12.20        109,773               0

FOOTNOTES TO TABLE
(a)  The Plan was announced March 1, 2009.
(b)  Share amount approved is equal to 5% of shares outstanding;
     110,546 shares
(c)  The expiration date of the plan is August 31, 2009
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications



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